DEBT	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
DEBT	DEBT
Short-term borrowings, bank overdrafts and long-term debt consisted of the following:

	March 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Revolving Credit Facility	$231,889	$183,909
Term Loan A and Term Loan B	820,650	823,875
Vessel financing loans	85,801	89,479
Other long-term financing arrangements	40,546	41,483
Other revolving credit facilities, at a weighted average interest rate of 6.4% as of March 31, 2023 (4.8% as of December 31, 2022)	78,001	73,999
Bank overdrafts	11,898	8,623
Finance lease obligations, at a weighted average interest rate of 3.9% as of March 31, 2023 (3.7% as of December 31, 2022)	29,149	29,885
	1,297,934	1,251,253
Unamortized debt discounts and debt issuance costs	(17,000)	(17,874)
	1,280,934	1,233,379
Current maturities, net of unamortized debt discounts and debt issuance costs	(255,052)	(97,435)
Bank overdrafts	(11,898)	(8,623)
Long-term debt, net	$1,013,984	$1,127,321
Term Loan and Revolving Credit Facility
Under the terms of the Credit Agreement entered into on March 26, 2021 (and subsequently amended on August 3, 2021), the Company has a senior secured revolving credit facility (the “Revolving Credit Facility”) in place which provides for borrowings of up to $600.0 million and two term loan facilities (“Term Loan A” and “Term Loan B”) which provided for borrowings of $300.0 million and $500.0 million, respectively.
Interest under the Revolving Credit Facility and Term Loan A is payable, at the option of Dole, either at (i) LIBOR, or the respective benchmark rate depending on the currency of the loan, plus 1.00% to 2.75%, with a benchmark floor of 0.00% or (ii) a base rate plus 0.00% to 1.75%, in each case, to be determined based on credit ratings and the Company’s total net leverage ratio. Interest under Term Loan B is payable, at the option of Dole, either at (i) LIBOR, or the respective benchmark rate depending on the currency of the loan, plus 2.00% to 2.25%, with a benchmark floor of 0.00% or (ii) a base rate plus 1.00% to 1.25%, in each case, to be determined based on credit ratings. As discussed in Note 14 “Derivative Financial Instruments”, the Company enters into interest rate swap arrangements to fix a portion of the Credit Agreement’s variable rate debt to fixed rate debt.
Principal payments of $1.9 million under Term Loan A are due quarterly until maturity, with the remaining balance due on the maturity date of August 3, 2026. Principal payments of $1.4 million under Term Loan B are due quarterly until maturity, with the remaining balance due on the maturity date of August 3, 2028. Under the terms of the Credit Agreement, upon the closing of the Vegetables Transaction, the Company will be required to use a portion of the proceeds to make a prepayment on Term Loan A and Term Loan B. The estimated minimum prepayment has been reclassified from long-term debt, net, to current maturities in the condensed consolidated balance sheets as of March 31, 2023. The Revolving Credit Facility has an expiration date of August 3, 2026.
As of March 31, 2023, amounts outstanding under Term Loan A and Term Loan B were $820.7 million, in the aggregate, and borrowings under the Revolving Credit Facility were $231.9 million. After taking into account approximately $15.0 million of related outstanding letters of credit, Dole had $353.1 million available for cash borrowings under the Revolving Credit Facility as of March 31, 2023. As of December 31, 2022, amounts outstanding under Term Loan A and Term Loan B were $823.9 million, in the aggregate, and borrowings under the Revolving Credit Facility were $183.9 million. After taking into account approximately $15.0 million of related outstanding letters of credit, Dole had $401.1 million available for cash borrowings under the Revolving Credit Facility as of December 31, 2022.
Borrowings under the Credit Agreement are secured by the equity interests of substantially all Dole subsidiaries located in the U.S. and certain subsidiaries located in Europe and by substantially all of the Company’s material U.S. assets.
Lines of Credit
In addition to amounts available under the Revolving Credit Facility, Dole’s subsidiaries have lines of credit of approximately $242.2 million at various local banks, of which $152.3 million was available for use as of March 31, 2023. As of December 31, 2022, there were lines of credit of $252.3 million, of which $167.6 million was available for use. These lines of credit are used primarily for short-term borrowings or bank guarantees. The majority of Dole’s lines of credit extend indefinitely but may be cancelled at any time by Dole or the banks, and if cancelled, any outstanding amounts would be due on demand.